Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	S-11/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Trading Symbol	ck0001466085
Entity Registrant Name	INDEPENDENCE REALTY TRUST, INC
Entity Central Index Key	0001466085
Entity Filer Category	Non-accelerated Filer